Stockholders' Equity (Dividends on Common Stock) (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Dec. 14, 2021	Sep. 15, 2021	Jun. 15, 2021	Mar. 12, 2021	Dec. 17, 2020	Aug. 06, 2020	Dec. 12, 2019	Sep. 12, 2019	Jun. 12, 2019	Mar. 06, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 11, 2020
Stockholders' Equity Note [Abstract]
Dividend declared, never paid (in dollars per share)														$ 0.80
Common stock, cash dividends declared (in dollars per share)	$ 0.440	$ 0.400	$ 0.400	$ 0.300	$ 0.300	$ 0.200	$ 0.800	$ 0.800	$ 0.800	$ 0.800	$ 1.540	$ 0.500	$ 3.20
Dividends and dividend equivalents declared and unpaid											$ 47,751	$ 34,016	$ 90,749
Return of capital (in dollars per share)											$ 1.0512	$ 0.20
Common stock dividends, capital gains (in dollars per share)													$ 0.6688